8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt, Weighted Average Interest Rate	2.70%	2.67%	2.75%
Debt, Weighted Average Interest Rate during period	2.66%	2.65%	2.77%